NON-OPERATING INCOME (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Nov. 06, 2017	Jun. 29, 2018	Dec. 29, 2017	Jun. 29, 2018	Jun. 30, 2017	Jun. 22, 2018
Nonoperating Income (Expense) [Abstract]
Pension income				$ 184	$ 164
Loss on extinguishment of debt				(24)	0
Adjustment to gain on sale of business				0	2
Net income related to intellectual property matters				(1)	0
Other				(3)	0
Non-operating income				156	166
Debt Instrument [Line Items]
Long-term debt		$ 3,740		3,740	3,945
Fixed-rate debt
Nonoperating Income (Expense) [Abstract]
Loss on extinguishment of debt		(22)		(27)
Debt Instrument [Line Items]
Long-term debt		3,190		3,190	$ 3,640
Fixed-rate debt | 4.4% 2020 Notes
Debt Instrument [Line Items]
Notes payable						$ 400
Debt interest rate percentage					4.40%	4.40%
Long-term debt		0		0	$ 400
Fixed-rate debt | 5.55% notes, due October 1, 2021
Debt Instrument [Line Items]
Notes payable						$ 400
Debt interest rate percentage					5.55%	5.55%
Long-term debt		0		0	$ 400
Variable-rate term loans
Debt Instrument [Line Items]
Long-term debt		550		550	$ 305
Variable-rate term loans | Term loan, 5-year tranche, due May 29, 2020
Debt Instrument [Line Items]
Repayment of debt			$ 253
Debt instrument term	5 years		5 years		5 years
Long-term debt		$ 0	$ 1,300	$ 0	$ 269